Cover	Jun. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity File Number	1-13283
Entity Registrant Name	RANGER OIL CORPORATION
Entity Central Index Key	0000077159
Entity Tax Identification Number	23-1184320
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	16285 Park Ten Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	722-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value
Trading Symbol	ROCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false